UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

FORM N-Q

FEBRUARY 28, 2006

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Schedule of Investments (unaudited)	February 28, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 21.1%
Internet & Catalog Retail - 10.1%
8,000,000	Amazon.com Inc. *	$299,920,000
4,000,000	eBay Inc. *	160,240,000
5,000,000	IAC/InterActiveCorp. *	146,200,000

	Total Internet & Catalog Retail	606,360,000

Media - 6.1%
12,000,000	Time Warner Inc.	207,720,000
5,500,000	Walt Disney Co.	153,945,000

	Total Media	361,665,000

Specialty Retail - 4.9%
2,250,000	Bed Bath & Beyond Inc. *	81,090,000
5,000,000	Home Depot Inc.	210,750,000

	Total Specialty Retail	291,840,000

	TOTAL CONSUMER DISCRETIONARY	1,259,865,000

CONSUMER STAPLES - 11.0%
Beverages - 4.6%
3,300,000	Coca-Cola Co.	138,501,000
2,300,000	PepsiCo Inc.	135,953,000

	Total Beverages	274,454,000

Food Products - 2.5%
2,400,000	Wm. Wrigley Jr. Co.	152,496,000

Household Products - 3.9%
3,900,000	Procter & Gamble Co.	233,727,000

	TOTAL CONSUMER STAPLES	660,677,000

FINANCIALS - 13.3%
Capital Markets - 7.8%
3,700,000	Merrill Lynch & Co. Inc.	285,677,000
3,000,000	Morgan Stanley	178,980,000

	Total Capital Markets	464,657,000

Insurance - 5.5%
2,400,000	American International Group Inc.	159,264,000
2,000	Berkshire Hathaway Inc., Class A Shares *	173,600,000

	Total Insurance	332,864,000

	TOTAL FINANCIALS	797,521,000

HEALTH CARE - 21.3%
Biotechnology - 13.9%
4,000,000	Amgen Inc. *	301,960,000
4,000,000	Biogen Idec Inc. *	189,000,000
4,000,000	Genentech Inc. *	342,760,000

	Total Biotechnology	833,720,000

Pharmaceuticals - 7.4%
2,100,000	Eli Lilly & Co.	116,802,000
2,200,000	Johnson & Johnson	126,830,000
7,500,000	Pfizer Inc.	196,425,000

	Total Pharmaceuticals	440,057,000

	TOTAL HEALTH CARE	1,273,777,000

INDUSTRIALS - 2.2%
Industrial Conglomerates - 2.2%
4,000,000	General Electric Co.	131,480,000

See Notes to Schedule of Investments.

1

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 10.9%
7,000,000	Cisco Systems Inc. *	$141,680,000
7,150,000	Juniper Networks Inc. *	131,488,500
10,000,000	Motorola Inc.	214,000,000
3,500,000	QUALCOMM Inc.	165,235,000

	Total Communications Equipment	652,403,500

Computers & Peripherals - 2.2%
2,200,000	Dell Inc. *	63,800,000
5,000,000	EMC Corp. *	70,100,000

	Total Computers & Peripherals	133,900,000

Internet Software & Services - 4.5%
4,500,000	Akamai Technologies Inc. *	119,250,000
4,700,000	Yahoo! Inc. *	150,682,000

	Total Internet Software & Services	269,932,000

Semiconductors & Semiconductor Equipment - 6.1%
6,000,000	Intel Corp.	123,600,000
8,000,000	Texas Instruments Inc.	238,800,000

	Total Semiconductors & Semiconductor Equipment	362,400,000

Software - 7.4%
3,300,000	Electronic Arts Inc. *	171,501,000
5,000,000	Microsoft Corp.	134,500,000
5,000,000	Red Hat Inc. *	134,350,000

	Total Software	440,351,000

	TOTAL INFORMATION TECHNOLOGY	1,858,986,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $4,638,494,115)	5,982,306,500

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$13,883,000	Interest in $598,216,000 joint tri-party repurchase agreement dated 2/28/06 with Deutsche Bank Securities Inc., 4.560% due 3/1/06; Proceeds at maturity - $13,884,759; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.875% due 4/21/06 to 12/11/20; Market value - $14,160,673) (Cost - $13,883,000)	13,883,000

	TOTAL INVESTMENTS - 100.2% (Cost - $4,652,377,115#)	5,996,189,500
	Liabilities in Excess of Other Assets - (0.2)%	(14,447,226)

	TOTAL NET ASSETS - 100.0%	$5,981,742,274

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Large Capitalization Growth Fund (the “Fund”) is a separate diversified investment fund of the Smith Barney Investment Trust (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,431,792,669
Gross unrealized depreciation	(87,980,284)

Net unrealized appreciation	$1,343,812,385

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 1, 2006

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 1, 2006